UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 398,115	$ 130,035	$ 679,008	$ 9,557	$ 3,687
Cost of revenues:
Cost of revenues	(347,203)	(123,908)	(576,827)	(7,250)	(3,130)
Gross profit	50,912	6,127	102,181	2,307	557
Operating expenses:
Research and development expenses (including related parties amounts of US$38,392 and US$40,405 for the six months ended June 30, 2024 and 2023, respectively)	(174,854)	(152,548)	(368,729)	(445,844)	(511,364)
Selling and marketing expenses (including related parties amounts of US$27,853 and US$14,752 for the six months ended June 30, 2024 and 2023, respectively)	(204,274)	(118,236)	(328,935)	(151,331)	(38,066)
General and administrative expenses (including related parties amounts of US$2,422 and US$4,853 for the six months ended June 30, 2024 and 2023, respectively)	(111,978)	(80,417)	(144,533)	(148,369)	(54,763)
Government grants	2,488	662	4,077	55,824	490,694
Total operating expenses	(488,618)	(350,539)	(838,120)	(689,720)	(113,499)
Operating loss	(437,706)	(344,412)	(735,939)	(687,413)	(112,942)
Interest expenses	(11,708)	(3,470)	(10,200)	(8,542)	(3,615)
Interest income	8,658	5,848	9,204	12,188	6,219
Investment income, net	3,496	2,770	(1,162)	(3,246)	2,229
Share of results of equity method investments	359	(626)	(1,048)	(2,762)
Foreign currency exchange losses, net	(4,429)	(3,619)	42	(11,505)	798
Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk	8,801	(12,758)	(7,531)	(22,991)	(1,367)
Changes in fair values	(6,317)
Changes in fair values of put option liabilities	(33,685)	3,307	(2,508)
Loss before income taxes	(459,897)	(352,960)	(749,142)	(724,271)	(108,678)
Income tax benefit (expense)	(355)	18	(1,113)	(292)	(1,853)
Net loss	(460,252)	(352,942)	(750,255)	(724,563)	(110,531)
Less: Net loss attributable to noncontrolling interests	(933)	(5,779)	(8,254)	(642)
Net loss attributable to ordinary shareholders	(459,319)	(347,163)	(742,001)	(723,921)	(110,531)
Accretion of Redeemable Convertible Preferred Shares	(2,979)	(258)	(15,121)	(910)
Net loss available to ordinary shareholders	$ (462,298)	$ (347,421)	$ (757,122)	$ (724,831)	$ (110,531)
Loss per ordinary share - Basic	$ (0.75)	$ (0.74)	$ (1.60)	$ (1.52)	$ (0.33)
Loss per ordinary share - Diluted			$ (1.60)	$ (1.52)	$ (0.33)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	616,941,673	474,621,603	474,621,603	475,805,054	334,127,181
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	616,941,673	474,621,603	474,621,603	475,805,054	334,127,181
Other comprehensive income/(loss):
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes	$ (401)	$ (1,559)	$ (8,650)	$ (893)	$ 119
Foreign currency translation adjustment, net of nil income taxes	412	34,563	16,210	18,669	(843)
Total other comprehensive income (loss)	11	33,004	7,560	17,776	(724)
Total comprehensive loss	(460,241)	(319,938)	(742,695)	(706,787)	(111,255)
Less: Total comprehensive loss attributable to noncontrolling interests	(933)	(5,589)	(8,254)	(642)
Total comprehensive loss attributable to ordinary shareholders	(459,308)	(314,349)	(734,441)	(706,145)	(111,255)
Goods
Revenues:
Revenues	382,893	124,854	660,158	1,186	369
Cost of revenues:
Cost of revenues	(340,882)	(119,557)	(564,741)	(948)	(331)
Service
Revenues:
Revenues	15,222	5,181	18,850	8,371	3,318
Cost of revenues:
Cost of revenues	$ (6,321)	$ (4,351)	$ (12,086)	$ (6,302)	$ (2,799)